RELATED PARTIES (Details)	12 Months Ended
	Dec. 31, 2014 Tzivtit Insurance [Member] USD ($)	Dec. 31, 2014 Tzivtit Insurance [Member] ILS	Dec. 31, 2013 Tzivtit Insurance [Member] USD ($)	Dec. 31, 2012 Tzivtit Insurance [Member] USD ($)	Dec. 31, 2014 A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2013 A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2012 A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2014 Basic Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2013 Basic Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2014 Directors And Officers Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2013 Directors And Officers Insurance Policies [Member] Tzivtit Insurance [Member] USD ($)	Dec. 31, 2014 Izzy Sheratzky [Member] A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2014 Izzy Sheratzky [Member] A. Sheratzky Holdings [Member] ILS	Dec. 31, 2014 Izzy Sheratzky [Member] A. Sheratzky Holdings [Member] President and Director [Member] USD ($)	Dec. 31, 2014 Izzy Sheratzky [Member] A. Sheratzky Holdings [Member] President and Director [Member] ILS	Dec. 31, 2014 Eyal Sheratzky [Member] A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2014 Eyal Sheratzky [Member] A. Sheratzky Holdings [Member] ILS	Dec. 31, 2014 Eyal Sheratzky [Member] ORAS Capital Ltd. [Member] USD ($)	Dec. 31, 2014 Eyal Sheratzky [Member] ORAS Capital Ltd. [Member] ILS	Dec. 31, 2014 Nir Sheratzky [Member] A. Sheratzky Holdings [Member] USD ($)	Dec. 31, 2014 Nir Sheratzky [Member] A. Sheratzky Holdings [Member] ILS	Dec. 31, 2014 Nir Sheratzky [Member] Galnir Management and Investments Ltd. [Member] USD ($)	Dec. 31, 2014 Nir Sheratzky [Member] Galnir Management and Investments Ltd. [Member] ILS	Dec. 31, 2014 Eyal Sheratzky And Nir Sheratzky[Member] A. Sheratzky Holdings [Member]	Dec. 31, 2014 Yehuda Kahane [Member] USD ($)	Dec. 31, 2014 Yehuda Kahane [Member] ILS	Dec. 31, 2013 Yehuda Kahane [Member] USD ($)	Dec. 31, 2012 Yehuda Kahane [Member] USD ($)	Dec. 31, 2014 Gil Sheratzky [Member] USD ($)	Dec. 31, 2013 Gil Sheratzky [Member] USD ($)	Dec. 31, 2012 Gil Sheratzky [Member] USD ($)	Dec. 31, 2014 Gil Sheratzky [Member] E-Com Global Electronic Commerce Lt. [Member] USD ($)	Dec. 31, 2014 Gil Sheratzky [Member] E-Com Global Electronic Commerce Lt. [Member] ILS	Dec. 31, 2014 Gil Sheratzky [Member] ZERO-TO-ONE S.B.L. INVESTMENTS LTD. [Member] USD ($)	Dec. 31, 2014 Gil Sheratzky [Member] ZERO-TO-ONE S.B.L. INVESTMENTS LTD. [Member] ILS	Dec. 31, 2014 Mr. Avner Kurz [Member] USD ($)	Dec. 31, 2013 Mr. Avner Kurz [Member] USD ($)	Dec. 31, 2012 Mr. Avner Kurz [Member] USD ($)	Dec. 31, 2014 Mr. Avner Kurz [Member] Ituran Sistemas de Monitoramento Ltda [Member] USD ($)	Dec. 31, 2014 Maximum [Member] Eyal Sheratzky [Member]
Related Party Transaction [Line Items]
Payments for insurance policies								$ 324,000	$ 303,000	$ 189,000	$ 193,000
Related party commission from insurance company	52,000	187,000	80,000	72,000
Monthly cost												25,000	98,000	57,900	225,000	12,600	48,892	45,000	175,000	12,700	49,307	45,000	175,000		3,900	15,000						6,400	25,000	32,000	125,000				8,000
Percentage of increase in profit available based on agreement																																2.00%	2.00%
Percentage of pretax income available based on employment agreement												5.00%	5.00%											1.00%																1.00%
Term of agreement												2 years	2 years	3 years	3 years			3 years	3 years			3 years	3 years	3 years								3 years	3 years	3 years	3 years
Term of automatic extension												2 years	2 years																										2 years
Notice required to terminate agreement												180 days	180 days	180 days	180 days			180 days	180 days			180 days	180 days											2 months	2 months				180 days
Threshold term agreement for Israeli law												3 years	3 years
Aggregate amounts paid					793,000	3,470,000	2,691,000																		62,000		59,000	56,000	1,131,000	145,000	196,000					80,000	81,105	99,771
Vacation and sick days														25 days	25 days			25 days	25 days			25 days	25 days											25 days	25 days
Payment to related party for services														$ 2,387,000				$ 1,552,000				$ 1,418,000												$ 948,000